SUMMARY OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025		Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Balance	10	10
Weighted Average Price Per Share, Outstanding, Balance	$ 15,000.00
Number of Warrants, Issued	1,200			10
Weighted Average Price Per Share, Issued	$ 100.00			$ 15,000
Number of Warrants, Exercised
Weighted Average Price Per Share, Exercised
Number of Warrants, Cancelled			[1]
Weighted Average Price Per Share, Cancelled			[1]
Number of Warrants, Expired
Weighted Average Price Per Share, Expired
Number of Warrants, Outstanding, Balance	11,010	10		10
Weighted Average Price Per Share, Outstanding, Balance	$ 8,925.52	$ 15,000.00
Number of Warrants, Exercisable, Balance	11,010			10
Weighted Average Price Per Share, Exercisable, Balance	$ 8,925.52	$ 0.25
Weighted average remaining contractual term	3 years 8 months 1 day	1 year 3 days
Aggregate intrinsic value		$ 1,035
Weighted Average Price Per Share, Outstanding, Balance	$ 0.25	$ 31.00		$ 8,160,000,000
Weighted Average Price Per Share, Outstanding, Ending balance		$ 0.25		$ 31.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issued	9,900
Weighted Average Price Per Share, Issued	$ 10,000
Number of Warrants, Exercised	(100)
Weighted Average Price Per Share, Exercised	$ 10,000

[1]	On March 3, 2025, the Company cancelled all the existing warrants (de minimis number of shares of Series A warrants, Series B warrants, and Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).